Premises and Equipment - Summary of Premises and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Total contractual commitments to acquire premises and equipment	$ 273	$ 268